Inventories, Net	6 Months Ended
Sep. 30, 2025
Inventories, Net [Abstract]
Inventories, Net

Note 8 — Inventories, net

Inventories are stated at lower of cost or net realizable value, which is determined using the weighted average method.

	September 30,	March 31,
	2025	2025
	(Unaudited)
Physical console game compact discs	$35,338,482	$5,936,223

For the six months ended September 30, 2025 and 2024, the impairment for inventories amounted to $49,533 and $141,047, respectively.